   As filed with the Securities and Exchange Commission on December 29, 1995

                                                       Registration No. 33-36528


                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                         Pre-Effective Amendment No.              [ ]

                      Post-Effective Amendment No.  20            [X]


                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940           [X]


                               Amendment No.  22                  [X]

                        (Check appropriate box or boxes)


                      PIMCO Advisors Institutional Funds
                            (formerly PFAMCo Funds)
              (Exact Name of Registrant as Specified in Charter)

              840 Newport Center Drive, Newport Beach, CA  92660
             (Address of Principal Executive Offices)  (Zip code)

                Registrant's Telephone Number:  (714) 640-3593

                               Sharon A. Cheever
                     Vice President and Investment Counsel
                    of Pacific Mutual Life Insurance Company
                           700 Newport Center Drive
                           Newport Beach, CA  92660
                    (Name and Address of Agent for Service)

                                   Copies to:

                               Jeffrey S. Puretz
                             Dechert Price & Rhoads
                              1500 K Street, N.W.
                                   Suite 500
                            Washington, D.C.  20005


[X] It is proposed that this filing will become effective on February 29, 1996 pursuant to paragraph (a)(1) of Rule 485.

     The Registrant has registered an indefinite number of shares under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940 and filed its Notice pursuant to Rule 24f-2 for the fiscal year ended October 31, 1995 on November 15, 1995 and amended such Notice on December 7, 1995. The Registrant intends to file its Notice pursuant to Rule 24f-2 for the fiscal year ending June 30, 1996 on or before August 29, 1996.

                      PIMCO ADVISORS INSTITUTIONAL FUNDS

                             CROSS-REFERENCE SHEET

             Required by Rule 404 Under the Securities Act of 1933

           Prospectus for the Institutional Class and Administrative
              Class of NFJ Equity Income, NFJ Diversified Low P/E,
               NFJ Small Cap Value, Cadence Capital Appreciation,
               Cadence Mid Cap Growth, Cadence Micro Cap Growth,
        Cadence Small Cap Growth, Columbus Circle Investors Core Equity,
              Columbus Circle Investors Mid Cap Equity, Parametric
            Enhanced Equity, Blairlogie Emerging Markets, Blairlogie
                    International Active, and Balanced Funds

               This Prospectus is incorporated by reference from
                File No. 33-36528 filed pursuant to Rule 497(e)
             under the Securities Act of 1933 on November 27, 1995

                                     Part A

     Item                         Heading
1.   Cover Page                   Cover Page

2.   Synopsis                     Prospectus Summary;
                                  Expense Information

3.   Condensed Financial          Financial Highlights
     Information

4.   General Description of       Investment Objectives and
     Registrant                   Policies; Investment
                                  Restrictions;
                                  Characteristics and Risks
                                  of Securities and
                                  Investment Techniques

5.   Management of the Fund       Management of the Trust

6.   Capital Stock and Other      Other Information; Net
     Securities                   Asset Value; Portfolio
                                  Transactions; Dividends,
                                  Distributions and Taxes

7.   Purchase of Securities       Purchase of Shares;
     Being Offered                Purchase of Shares
                                  (Defined Contribution
                                  Plan Participants)

8.   Redemption or Repurchase     Redemption of Shares

9.   Legal Proceedings            Not Applicable

                       PIMCO ADVISORS INSTITUTIONAL FUNDS

                             CROSS-REFERENCE SHEET

             Required by Rule 404 Under the Securities Act of 1933

                   Prospectus for the Institutional Class and
             Administrative Class of Cadence Capital Appreciation,
               Cadence Mid Cap Growth, Cadence Micro Cap Growth,
                       and Cadence Small Cap Growth Funds

                                     Part A

     Item                         Heading
1.   Cover Page                   Cover Page

2.   Synopsis                     Prospectus Summary;
                                  Expense Information

3.   Condensed Financial          Financial Highlights
     Information

4.   General Description of       Investment Objectives and
     Registrant                   Policies; Investment
                                  Restrictions;
                                  Characteristics and Risks
                                  of Securities and
                                  Investment Techniques

5.   Management of the Fund       Management of the Trust

6.   Capital Stock and Other      Other Information; Net
     Securities                   Asset Value; Portfolio
                                  Transactions; Dividends,
                                  Distributions and Taxes

7.   Purchase of Securities       Purchase of Shares
     Being Offered

8.   Redemption or Repurchase     Redemption of Shares

9.   Legal Proceedings            Not Applicable

                       PIMCO ADVISORS INSTIUTIONAL FUNDS

                             CROSS-REFERENCE SHEET

             Required by Rule 404 Under the Securities Act of 1933

                  Statement of Additional Information for the
        NFJ Equity Income, NFJ Diversified Low P/E, NFJ Small Cap Value,
         Cadence Capital Appreciation, Cadence Mid Cap Growth, Cadence
          Micro Cap Growth, Cadence Small Cap Growth, Columbus Circle
            Investors Core Equity, Columbus Circle Investors Mid Cap
            Equity, Parametric Enhanced Equity, Blairlogie Emerging Markets, Blairlogie International Active and Balanced Funds

          This Statement of Additional Information is incorporated by reference from File No. 33-36528 filed pursuant to Rule 497(e)
             under the Securities Act of 1933 on November 27, 1995

                                     Part B

      Item                        Heading
10.   Cover Page                  Cover Page

11.   Table of Contents           Table of Contents

12.   General Information and     Management of the Trust
      History

13.   Investment Objectives and   Risk Factors and
      Policies                    Investment Techniques;
                                  Investment Restrictions

14.   Management of the           Management of the Trust
      Registrant

15.   Control Persons and         Holders of Securities
      Principal Holders of
      Securities

16.   Investment Advisory and     Management of the Trust
      Other Services

17.   Brokerage Allocation        Brokerage and Research
                                  Services

18.   Capital Stock and Other     Voting Rights
      Securities

19.   Purchase, Redemption and    Purchases and Redemptions
      Pricing

20.   Tax Status                  Taxation

21.   Underwriters                Distribution of Fund
                                  Shares

22.   Calculation of Performance  Other Information
      Data

23.   Financial Statements        Financial Statements

                                                                 [LOGO of PIMCO]

PIMCO FUNDS: EQUITY ADVISORS SERIES



Cadence Capital Appreciation Fund
Cadence Mid Cap Growth Fund
Cadence Micro Cap Growth Fund
Cadence Small Cap Growth Fund






                                                                      PROSPECTUS

--------------------------------------------------------------------------------

                                                              March 1, 1996

                       PIMCO ADVISORS INSTITUTIONAL FUNDS

                              AMENDED AND RESTATED

                                 AGREEMENT AND

                              DECLARATION OF TRUST

                               TABLE OF CONTENTS

                                                               Page
                                   ARTICLE I
                  The Trust....................................  5
     Section 1.1  Name.........................................  5
     Section 1.2  Definitions..................................  6

                                   ARTICLE II

                  Trustees.....................................  7
     Section 2.1  Management of the Trust......................  7
     Section 2.2  Election of Trustees.........................  7
     Section 2.3  Term of Office of Trustees...................  8
     Section 2.4  Termination of Service and Appointment of
                  Trustees.....................................  8
     Section 2.5  Temporary Absence of Trustee.................  9
     Section 2.6  Number of Trustees...........................  9
     Section 2.7  Effect of Death, Resignation, etc. of a
                  Trustee......................................  9
     Section 2.8  No Accounting................................  9
     Section 2.9  Ownership of the Trust.......................  9

                                  ARTICLE III

                  Powers of Trustees...........................  9
     Section 3.1  General......................................  9
     Section 3.2  Investments.................................. 10
     Section 3.3  Legal Title.................................. 11
     Section 3.4  Issuance and Repurchase of Securities........ 11
     Section 3.5  Borrow Money................................. 11
     Section 3.6  Officers; Delegation; Committees............. 11
     Section 3.7  Collection and Payment......................  12
     Section 3.8  Expenses....................................  12
     Section 3.9  Manner of Acting; By-laws...................  12
     Section 3.10  Voting Trusts..............................  12
     Section 3.11  Miscellaneous Powers.......................  13
     Section 3.12  Further Powers.............................  13

                                   ARTICLE IV

                  Advisory, Administrative, Management
                  and Distribution Arrangements...............  14
     Section 4.1  Advisory and Management Arrangements........  14
     Section 4.2  Distribution Arrangements...................  14
     Section 4.3  Parties to Contract.........................  15
     Section 4.4  Provisions and Amendments...................  15

                                   ARTICLE V

                  Limitations of Liability of Shareholders,
                  Trustees and Others.........................  15
     Section 5.1  Trustees, Shareholders, etc. Not
                  Personally Liable; Notice...................  15
     Section 5.2  Trustee's Good Faith Action; Expert
                  Advice; No Bond or Surety...................  16
     Section 5.3  Indemnification of Shareholders.............  16
     Section 5.4  Indemnification of Trustees, Officers,
                  etc.........................................  17
     Section 5.5  Compromise Payment..........................  18
     Section 5.6  Indemnification Not Exclusive, etc..........  18
     Section 5.7  Liability of Third Persons Dealing with
                  Trustees....................................  19

                                   ARTICLE VI

                  Shares of Beneficial Interest...............  19
     Section 6.1  Beneficial Interest.........................  19
     Section 6.2  Series Designation..........................  19
     Section 6.2.1  Class Designation.........................  22
     Section 6.3  Rights of Shareholders......................  23
     Section 6.4  Trust Only..................................  23
     Section 6.5  Issuance of Shares..........................  23
     Section 6.6  Register of Shares..........................  24
     Section 6.7  Transfer Agent and Registrar................  24
     Section 6.8  Transfer of Shares..........................  24
     Section 6.9  Notice......................................  25

                                  ARTICLE VII

                  Redemption..................................  25
     Section 7.2  Redemptions of Accounts of Less than a
                  Minimum Dollar Amount.......................  26

                                  ARTICLE VIII

                  Determination of Net Asset Value, Net Income
                  and Distributions...........................  26
     Section 8.1  Net Asset Value.............................  26
     Section 8.2  Distributions to Shareholders...............  27
     Section 8.3  Power to Modify Foregoing Procedures........  27

                                   ARTICLE IX

                  Shareholders................................  27
     Section 9.1  Voting Powers...............................  27
     Section 9.2  Meetings....................................  28
     Section 9.3  Quorum and Required Vote....................  28
     Section 9.4  Record Date for Meetings....................  28
     Section 9.5  Proxies.....................................  29
     Section 9.6  Additional Provisions.......................  29
     Section 9.7  Reports.....................................  29

     Section 9.8  Shareholder Action by Written Consent.......  29

                                   ARTICLE X

     Duration; Termination of Trust; Amendment; Mergers; Etc..  30
     Section 10.1  Duration...................................  30
     Section 10.2  Termination................................  30
     Section 10.3  Reorganization.............................  31
     Section 10.4  Amendment Procedure........................  32
     Section 10.5  Incorporation..............................  32

                                   ARTICLE XI
                   Miscellaneous..............................  33
     Section 11.1  Filing.....................................  33
     Section 11.2  Resident Agent.............................  33
     Section 11.3  Governing Law..............................  33
     Section 11.4  Counterparts...............................  34
     Section 11.5  Reliance by Third Parties..................  34
     Section 11.6  Provisions in Conflict with Law or
                   Regulations................................  34

                              AMENDED AND RESTATED
                                 AGREEMENT AND
                              DECLARATION OF TRUST
                                       OF
                       PIMCO ADVISORS INSTITUTIONAL FUNDS


     THE AGREEMENT AND DECLARATION OF TRUST of PFAMCo Funds made the 24th day of August, 1990 by the then trustees (and all other persons who since that time have been duly elected or appointed as trustees in accordance with the provisions of this Agreement and Declaration of Trust and are then in office, being hereinafter called the "Trustees") and by the holders of shares of beneficial interest issued and to be issued hereunder hereinafter provided, and amended on October 24, 1990, November 16, 1990, November 29, 1990, December 14, 1990, February 1, 1991, May 9, 1991, August 6, 1992, and February 26, 1993, is
hereby amended and restated on May 7, 1993 by the Trustees, as authorized by the majority of shares of beneficial interest issued hereunder and entitled to vote.

                              W I T N E S S E T H

     WHEREAS, the Trustees desire to form a trust fund under the laws of the Commonwealth of Massachusetts for the investment and reinvestment of funds contributed thereto; and

     WHEREAS, it is proposed that the beneficial interest in the trust assets be divided into transferable shares of beneficial interest, which may, at the discretion of the Trustees, be divided into separate series and classes as hereinafter provided;

     NOW, THEREFORE, the Trustees hereby declare that they will hold in trust all money and property contributed to the trust fund to manage and dispose of the same for the benefit of the holders from time to time of the shares of beneficial interest issued hereunder and subject to the provisions hereof, to wit:

                                   ARTICLE I

                                   The Trust

     Section 1.1 Name. The name of the trust created hereby (the "Trust"), which term shall be deemed to include any series of the Trust when the context requires, shall be "PIMCO Advisors Institutional Funds", and so far as may be practicable the Trustees shall conduct the activities of the Trust, execute all documents and sue or be sued under that name, which name (and the word "Trust" wherever hereinafter used) shall refer to the Trustees as Trustees, and not individually, and shall not refer to the officers, agents, employees or shareholders of the Trust or any Series thereof. Each Series of the Trust which shall be established and designated by the Trustees pursuant to Section 6.2 shall conduct its activities under such name as the Trustees shall determine and set forth in the instrument establishing such Series.
Should the Trustees determine that the use of the name of the Trust or any Series is not advisable, they may select such other name for the Trust or such Series as they deem proper and the Trust or such Series may conduct its activities under such other name. Any name change shall be effective upon the execution by a majority of the then Trustees of an instrument setting forth the new name. Any such instrument shall have the status of an amendment to this Agreement and Declaration of Trust.

     Section 1.2 Definitions. As used in this Agreement and Declaration of Trust, the following terms shall have the following meanings:

          The "1940 Act" refers to the Investment Company Act of 1940 and the regulations promulgated thereunder, as amended from time to time.

          The terms "Affiliated Person", "Assignment", "Commission", "Interested Person", "Majority Shareholder Vote" (the 67% or 50% requirement of the third sentence of Section 2(a)(42) of the 1940 Act, whichever may be applicable) and "Principal Underwriter" shall have the meanings given them in the 1940 Act. "Commission" shall mean the U.S. Securities and Exchange Commission.

          "Class" shall mean any class of Shares that may be established and designated pursuant to Section 6.21.

          "Declaration" or "Declaration of Trust" shall mean this Agreement and Declaration of Trust as amended from time to time. References in this Declaration to "Declaration", "hereof", "herein" and "hereunder" shall be deemed to refer to the Declaration rather than the article or section in which such words appear.

          "Fundamental Policies" shall mean the investment objective for each Series and the investment restrictions set forth in the registration statement for the Trust on Form N-1A and designated as fundamental policies therein.

          "Person" shall mean and include individuals, corporations, partnerships, trusts, associations, joint ventures and other entities, whether or not legal entities, and governments and agencies and political subdivisions thereof.

          "Prospectus" shall mean the currently effective prospectus of any Series of the Trust under the Securities Act of 1933, as amended.

          "Series" shall mean any separate Series that may be established and designated pursuant to Section 6.2.

          "Shareholders" shall mean as of any particular time all holders of record of outstanding Shares at such time.

          "Shares" shall mean the equal proportionate transferable units of interest into which the beneficial interest in any Series of the Trust shall be divided from time to time and includes fractions of Shares as well as whole Shares. All references to Shares shall be deemed to be Shares of any or all Series as the context may require.

          "Statement of Additional Information" shall mean the currently effective Statement of Additional Information of any Series of the Trust under the Trust's registration statement filed pursuant to the Securities Act of 1933, as amended.

          "Trustees" shall mean the signatories to this Declaration, so long as they shall continue in office in accordance with the terms hereof, and all other persons who at the time in question have been duly elected or appointed and have qualified as Trustees in accordance with the provisions hereof and are then in office, and each such person is herein referred to as the "Trustee", and reference in this Declaration to a Trustee or Trustees shall refer to such person or persons in their capacity as Trustees hereunder.

          "Trust Property" shall mean as of any particular time any and all property, real or personal, tangible or intangible, which at such time is owned or held by or for the account of the Trust, any Series thereof or the Trustees.

                                   ARTICLE II

                                    Trustees

     Section 2.1 Management of the Trust. The business and affairs of the Trust shall be managed by the Trustees, and they shall have all powers necessary and desirable to carry out that responsibility. The Trustees named herein (or their successors appointed hereunder) shall serve until the election of Trustees at the first meeting of Shareholders of the Trust.

     Section 2.2 Election of Trustees. Except for the Trustees named herein and those Trustees designated by such Trustees prior to the issuance of Shares, or appointed to fill vacancies pursuant to Section 2.4 hereof, the Shareholders of the Trust shall elect Trustees at Shareholder meetings called for that purpose. The Trustees need not be elected annually or at regular intervals. Except as provided in Section 9.2, the Trustees shall not be required to call a meeting of Shareholders for the purpose of electing Trustees, provided, however, that in the event that at any time, other than the time preceding the first meeting of Shareholders for the purpose of electing Trustees, less than a majority of the Trustees holding office at that time were elected by the Shareholders, a meeting of the Shareholders for the purpose of electing Trustees shall be held promptly and in any event within 60 days (unless the Commission shall by order extend such period). No election of a Trustee shall become effective, however, until the person elected shall have accepted such election and agreed in writing to be bound by the terms of this Declaration. If re-elected, a Trustee may succeed himself. Trustees need not own shares.

     Section 2.3 Term of Office of Trustees. A Trustee duly appointed or elected hereunder shall hold office until the occurrence of any of the following: (a) the Trustee may resign his trust by written instrument signed by him and delivered to the other Trustees, which shall take effect upon such delivery or upon such later date as is specified therein; (b) the Trustee may be removed at any time by written instrument signed by at least two-thirds of the number of Trustees prior to such removal, specifying the date when such removal shall become effective; (c) the Trustee who requests in writing to be retired or who has become mentally or physically incapacitated may be retired by written instrument signed by a majority of the other Trustees, specifying the date of his retirement; and (d) the Trustee may be removed at any meeting of Shareholders of the Trust by a vote of two-thirds of the outstanding Shares or by a written declaration executed, without a meeting, by the holders of not less than two-thirds of the outstanding Shares. A meeting for the purpose of considering the removal of a person serving as Trustee shall be called by the Trustees if requested in writing to do so by the holders (which for purposes of this provision and only this provision shall be the persons having a voting interest in the shares of the Trust) of not less than 10% of the outstanding shares of the Trust.

     Section 2.4 Termination of Service and Appointment of Trustees. In case of the death, resignation, retirement, removal or mental or physical incapacity of any of the Trustees, or in case a vacancy shall, by reason of an increase in number, or for any other reason, exist, the remaining Trustees may (but need not unless required by the 1940 Act, so long as there are at least two remaining Trustees) fill such vacancy by appointing for the remaining term of the predecessor Trustee such other person as they in their discretion shall see fit. Such appointment shall be effective upon the signing of a written instrument by a majority of the Trustees in office and the written acceptance of this Declaration by the appointee. An appointment of a Trustee may be made by the Trustees then in office in anticipation of a vacancy to occur by reason of retirement, resignation or increase in number of Trustees effective at a later date, provided that said appointment shall become effective only at or after the effective date of said retirement, resignation or increase in number of Trustees and the written acceptance of this Declaration by the appointee. As soon as any Trustee so appointed shall have accepted this Trust, the trust estate shall vest in the new Trustee or Trustees, together with the continuing Trustees, without any further act or conveyance, and he shall be deemed a

Trustee hereunder. Any appointment authorized by this Section 2.4 is subject to the provisions of Section 16(a) of the 1940 Act.

     Section 2.5 Temporary Absence of Trustee. Any Trustee may, by power of attorney, delegate his power for a period not exceeding six months at any one time to any other Trustee or Trustees, provided that in no case shall less than two of the Trustees personally exercise the power hereunder except as herein otherwise expressly provided.

     Section 2.6 Number of Trustees. The number of Trustees serving hereunder at any time shall be determined by the Trustees themselves, but once Shares have been issued shall not be less than two (2) or more than fifteen (15).

     Section 2.7 Effect of Death, Resignation, etc. of a Trustee. The death, resignation, retirement, removal, or mental or physical incapacity of the Trustees, or any one of them, shall not operate to annul or terminate the Trust or any Series hereunder or to revoke or terminate any existing agency or contract created pursuant to the terms of this Declaration, and until such vacancy is filled, the Trustees in office, regardless of their number, shall have all of the powers granted to the Trustees and shall discharge all the duties imposed upon them by this Declaration.

     Section 2.8 No Accounting. Except to the extent required by the 1940 Act or under circumstances which would justify his removal for cause, no person ceasing to be a Trustee as a result of his death, resignation, retirement, removal or incapacity (nor the estate of any such person) shall be required to make an accounting to the shareholders or remaining Trustees upon such cessation.

     Section 2.9 Ownership of the Trust. The assets of the Trust shall be held separate and apart from any assets now or hereafter held in any capacity other than as Trustee hereunder by the Trustees or by any successor Trustees. All of the assets of the Trust shall at all times be considered as vested in the Trustees. No Shareholder shall be deemed to have a severable ownership in any individual asset of the Trust or any right of partition or possession thereof, but each Shareholder shall have a proportionate undivided beneficial interest in the Trust.

                                  ARTICLE III

                               Powers of Trustees

     Section 3.1 General. The Trustees in all instances shall act as principals, and are and shall be free from the control of the Shareholders. The Trustees shall have full power and authority to do any and all acts and to make and execute any and all contracts and instruments that they may consider necessary or appropriate in connection with the management of the Trust. The Trustees shall not be bound or limited by present or future laws or customs with regard to investment by trustees or fiduciaries, but shall have full authority and absolute power and control over the Trust Property and business of the Trust to the same extent as if the Trustees were the sole owners of the Trust Property and business in their own right, including such authority, power and control to do all acts and things as they, in their uncontrolled discretion, shall deem proper to accomplish the purposes of this Trust. The enumeration of any specific power herein shall not be construed as limiting the aforesaid powers.

     Section 3.2 Investments. The Trustees shall have power, subject to the Fundamental Policies, to:

          (a) conduct, operate and carry on the business of an investment company;

          (b) subscribe for, invest in, reinvest in, purchase or otherwise acquire, hold, pledge, sell, assign, transfer, lend, exchange, mortgage, hypothecate, lease, distribute or otherwise deal in or dispose of common stocks, preferred stocks, bonds, debentures, warrants and rights to purchase securities, mortgage related securities such as mortgage-backed securities and collateralized mortgage obligations, options on securities, futures contracts and options on futures contracts, covered spread options, gold bullion and coins and other precious metals (silver and platinum) bullion and future contracts with respect to such commodities, certificates of beneficial interest, negotiable or non-negotiable instruments, bank obligations, evidences of indebtedness, privately placed debt securities, certificates of deposit or indebtedness, commercial paper, repurchase agreements, reverse repurchase agreements, firm commitment agreements and "when-issued" securities and other securities, including, without limitation, those issued, guaranteed, or sponsored by any state, territory or possession of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or by the United States Government or its agencies or instrumentalities, or international instrumentalities, or by any bank, savings institution, corporation or other business entity organized under the laws of the United States and, to the extent provided in the Prospectus and not prohibited by the Fundamental Policies of the Trust, foreign securities of issuers or governments organized under foreign laws, foreign currency transactions and options on foreign currency transactions, and other assets; and to exercise any and all rights, powers and privileges of ownership or interest in respect of any and all such investments of every kind and description, with power to designate one or more persons, firms, associations or corporations to exercise any of said rights, powers and privileges in respect of any of said instruments; and the Trustees shall be deemed to have the foregoing powers with respect to any additional securities or other assets in which any Series of the Trust may invest should the investment policies set forth in the Prospectus or the Fundamental Policies be amended.

     The Trustees shall not be limited to investing in obligations maturing before the possible termination of the Trust or any Series.

     Section 3.3 Legal Title. Legal title to all the Trust Property shall be vested in the Trustees as joint tenants except that the Trustees shall have power to cause legal title to any Trust Property to be held by or in the name of one or more of the Trustees, or in the name of the Trust or any Series thereof, or in the name of any other Person as nominee, on such terms as the Trustees may determine, provided that the interest of the Trust or any Series thereof is appropriately protected.

     Section 3.4 Issuance and Repurchase of Securities. The Trustees shall have the power to issue, sell, repurchase, redeem, retire, cancel, acquire, hold, resell, reissue, dispose of, transfer, and otherwise deal in, Shares, including shares in fractional denominations, and, subject to the more detailed provisions set forth in Articles VII and VIII, to apply to any such repurchase, redemption, retirement, cancellation or acquisition of Shares any funds or property of the applicable Series of the Trust whether capital or surplus or otherwise, to the full extent now or hereafter permitted by the laws of the Commonwealth of Massachusetts governing business corporations.

     Section 3.5 Borrow Money. Subject to the Fundamental Policies, the Trustees shall have power to borrow money or otherwise obtain credit and to secure the same by mortgaging, pledging or otherwise subjecting as security the assets of the Trust or any Series thereof, including the lending of portfolio securities, and to endorse, guarantee or undertake the performance of any obligation, contract or engagement of any other person, form, association or corporation.

     Section 3.6 Officers; Delegation; Committees. The Trustees may, as they consider appropriate, elect and remove officers and appoint and terminate agents and consultants and hire and terminate employees, any one or more of the foregoing of whom may be a Trustee and may provide for the compensation of all of the foregoing. The Trustees shall have power, consistent with their continuing exclusive authority over the management of the Trust and the Trust Property, to delegate from time to time to such of their number or to officers, employees or agents of the Trust the doing of such things and the execution of such instruments either in the name of the Trust or the names of the Trustees or otherwise as the Trustees may deem expedient. The Trustees may appoint from their number and terminate any one or more committees consisting of two or more Trustees, including without implied limitation an Executive Committee which may, when the Trustees are not in session and subject to the 1940 Act, exercise some or all of the powers and authority of the Trustees as the Trustees may determine.

     Section 3.7 Collection and Payment. The Trustees shall have power to collect all property due to the Trust or any Series thereof; to pay all claims, including taxes, against the Trust Property; to prosecute, defend, compromise, arbitrate or abandon any claims relating to the Trust Property; to foreclose any security interest securing any obligations, by virtue of which any property is owed to the Trust or any Series thereof; and to enter into releases, agreements and other instruments.

     Section 3.8 Expenses. The Trustees shall have power to incur and pay any expenses which in the opinion of the Trustees are necessary or incidental to carry out any of the purposes of the Trust or any Series or Class, and to pay reasonable compensation from the funds of the Trust to themselves as Trustees. The Trustees shall fix the compensation of all officers, employees and Trustees. The Trustees may pay themselves such compensation for special services, including legal, underwriting, syndicating and brokerage services, as they in good faith may deem reasonable and reimbursement for expenses reasonably incurred by themselves on behalf of the Trust.

     Section 3.9 Manner of Acting; By-laws. Except as otherwise provided herein or in the By-laws or required by the 1940 Act, any action to be taken by the Trustees may be taken by a majority of the Trustees present at a meeting of the Trustees (a quorum being present), including any meeting held by means of conference telephone or similar communications equipment by means of which all persons participating in the meeting can hear each other, or by written consents of a majority of Trustees then in office (or such larger or different number as may be required by the 1940 Act or other applicable law). The Trustees may adopt and from time to time amend or repeal the By-laws for the conduct of the business of the Trust.

     Section 3.10 Voting Trusts. The Trustees shall have power and authority for and on behalf of the Trust to join with other holders of any securities or debt instruments in acting through a committee, depositary, voting trustee or otherwise, and in that connection to deposit any security or debt instrument with, or transfer any security or debt instrument to, any such committee, depositary or trustee, and to delegate to them such power and authority with relation to any security or debt instrument (whether or not so deposited or transferred) as the Trustees shall deem proper, and to agree to pay, and to pay, such portion of the expenses and compensation of such committee, depositary or trustee as the Trustees shall deem proper.

     Section 3.11  Miscellaneous Powers.  The Trustees shall have the power to:
(a) employ or contract with such Persons as the Trustees may deem desirable for the transaction of the business of the Trust or any Series or Class thereof; (b) enter into joint ventures, partnership and any other combinations or associations; (c) purchase, and pay for out of Trust Property, insurance as they deem necessary or appropriate for the conduct of the business, including without limitation, policies insuring the Shareholders, Trustees, officers, employees, agents, investment advisers, distributors, selected dealers or independent contractors of the Trust or any Series or Class thereof against all claims arising by reason of holding any such position or by reason of any action taken or omitted by any such Person in such capacity, whether or not constituting negligence, or whether or not the Trust would have the power to indemnify such Person against such liability; (d) establish pension, profit-sharing, share purchase, and other retirement, incentive and benefit plans for any Trustees, officers, employees and agents of the Trust; (e) make donations, irrespective of benefit to the Trust, for charitable, religious, educational, scientific, civic or similar purposes; (f) to the extent permitted by law, indemnify any Person with whom the Trust or any Series or Class thereof has dealings, including any adviser, administrator, manager, distributor and selected dealers with respect to any Series, to such extent as the Trustees shall determine; (g) guarantee indebtedness or contractual obligations of others; (h) determine and change the fiscal year of the Trust and the method in which its accounts shall be kept; and
(i) adopt a seal for the Trust, provided that the absence of such seal shall not impair the validity of any instrument executed on behalf of the Trust.

     Section 3.12 Further Powers. The Trustees shall have power to conduct the business of the Trust or any Series or Class thereof, carry on its operations and maintain offices both within and without the Commonwealth of Massachusetts, in any and all states of the United States of America, in the District of Columbia, and in any and all commonwealths, territories, dependencies, colonies, possessions, agencies or instrumentalities of the United States of America and of foreign governments, and to do all such other things and execute all such instruments as they deem necessary, proper or desirable in order to promote the interests of the Trust or any Series or Class thereof although such things are not herein specifically mentioned. Any determination as to what is in the interests of the Trust or any Series or Class thereof made by the Trustees in good faith shall be conclusive. In construing the provisions of this Declaration, the presumption shall be in favor of a grant of power to the Trustees. The Trustees will not be required to obtain any court order to deal with the Trust Property. No Trustee shall be required to give any bond or other security for the performance of any of his duties hereunder.

                                   ARTICLE IV

                      Advisory, Administrative, Management
                         and Distribution Arrangements

     Section 4.1 Advisory and Management Arrangements. Subject to a Majority Shareholder Vote, if required by law, of the applicable Series, the Trustees may in their discretion from time to time enter into advisory, administrative or management contracts whereby the other party to such contract shall undertake to furnish to the Trustees such advisory, administrative and management services, with respect to a Series as the Trustees shall from time to time consider desirable and all upon such terms and conditions as the Trustees may in their discretion determine. Subject to a Majority Shareholder Vote if required by law, the investment adviser may engage one or more firms to serve as Portfolio Manager to a Series pursuant to a sub-investment advisory contract in which the Portfolio Manager makes all determinations with respect to the purchase and sale of portfolio securities and places, in the names of the Series all orders for execution of the Series' portfolio transactions upon such terms and conditions and for such compensation as the Trustees may in their discretion approve. A Portfolio Manager may, in turn, engage its own sub-adviser in managing a particular Series. Notwithstanding any provisions of this Declaration, the Trustees may authorize any adviser, portfolio manager, administrator or manager (subject to such general or specific instructions as the Trustees may from time to time adopt) to effect purchases, sales, loans or exchanges of portfolio securities of any Series of the Trust on behalf of the Trustees or may authorize any officer, employee or Trustee to effect such purchases, sales, loans or exchanges pursuant to recommendations of any such adviser, portfolio manager, administrator or manager (and all without further action by the Trustees). Any such purchases, sales, loans or exchanges shall be deemed to have been authorized by all of the Trustees.

     Section 4.2 Distribution Arrangements. The Trustees may in their discretion from time to time enter into a contract, providing for the sale of the Shares of the Trust or any Series or Class of the Trust, whereby the Trust may either agree to sell the Shares to the other party to the contract or appoint such other party as its sales agent for such Shares. In either case, the contract shall be on such terms and conditions as the Trustees may in their discretion determine to be not inconsistent with the provisions of this Article IV or the By-laws; and such contract may also provide for the repurchase or sale of Shares by such other party as principal or as agent of the Trust and may provide that such other party may enter into selected dealer agreements with registered securities dealers to further the purpose of the distribution or repurchase of the Shares. The Trustees may adopt a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act and may authorize the Trust to make payments from its assets pursuant to such Plan.

     Section 4.3 Parties to Contract. Any contract of the character described in Sections 4.1 and 4.2 of this Article IV hereof may be entered into with any corporation, firm, trust or association, although one or more of the Trustees or officers of the Trust may be an officer, director, Trustee, shareholder or member of such other party to the contract, and no such contract shall be invalidated or rendered voidable by reason of the existence of any such relationship, nor shall any person holding such relationship be liable merely by reason of such relationship for any loss or expense to the Trust under or by reason of said contract or accountable for any profit realized directly or indirectly therefrom, provided that the contract when entered into was reasonable and fair and not inconsistent with the provisions of this Article IV or the By-laws. The same person (including a firm, corporation, trust or association) may be the other party to contracts entered into pursuant to Sections 4.1 and 4.2 above, and any individual may be financially interested or otherwise affiliated with persons who are parties to any or all of the contracts mentioned in this Section 4.3.

     Section 4.4 Provisions and Amendments. Any contract under which the other party agrees to serve as investment adviser or principal underwriter for the Fund or any Series or Class thereof, which is entered into pursuant to Sections
4.1 and 4.2 of this Article IV shall be consistent with and subject to the requirements of Section 15 of the 1940 Act with respect to its continuance in effect, its termination, and the method of authorization and approval of such contract or renewal thereof, and no amendment to any contract entered into pursuant to Section 4.1 shall be effective unless consented to by a Majority Shareholder Vote of the applicable Series if required by law.

                                   ARTICLE V

         Limitations of Liability of Shareholders, Trustees and Others

     Section 5.1 Trustees, Shareholders, etc. Not Personally Liable; Notice. All persons extending credit to, contracting with or having any claim against the Trust shall look only to the assets of the Series with which such person dealt for payment under such credit, contract or claim; and neither the Shareholders of any Series nor the Trustees, nor any of the Trust's officers, employees or agents, whether past, present or future, nor any other Series shall be personally liable therefor. Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever executed or done by or on behalf of the Trust, any Series or Class, or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been executed or done only by or for the Trust (or the

Series or Class) or the Trustees and not personally. Nothing in this Declaration shall protect any Trustee or officer against any liability to the Trust or the Shareholders to which such Trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee or of such officer.

     Every note, bond, contract, instrument, certificate, share or undertaking made or issued by the Trustees or by any officers or officer shall give notice that this Declaration is on file with the Secretary of The Commonwealth of Massachusetts and shall recite to the effect that the same was executed or made by or on behalf of the Trust or by them as Trustees or Trustee or as officers or officer and not individually, and that the obligations of such bond, contract, instrument, certificate, share or undertaking are not binding upon any of them or the Shareholders individually but are binding only upon the assets and property of the Trust, or the particular Series in question, as the case may be, but the omission thereof shall not operate to bind any Trustees or Trustee or officers or officer or Shareholders or Shareholder individually.

     Section 5.2 Trustee's Good Faith Action; Expert Advice; No Bond or Surety. The exercise by the Trustees of their powers and discretion hereunder shall be binding upon everyone interested. A Trustee shall be liable for his own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee, and for nothing else, and shall not be liable for errors of judgment or mistakes of fact or law. Subject to the foregoing, (a) the Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, consultant, adviser, administrator, distributor or principal underwriter, custodian or transfer, dividend disbursing, Shareholder servicing or accounting agent of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee; (b) the Trustees may take advice of counsel or other experts with respect to the meaning and operation of this Declaration and their duties as Trustees, and shall be under no liability for any act or omission in accordance with such advice or for failing to follow such advice; and (c) in discharging their duties, the Trustees, when acting in good faith, shall be entitled to rely upon the books of account of the Trust and upon written reports made to the Trustees by any officer appointed by them, any independent public accountant, and (with respect to the subject matter of the contract involved) any officer, partner or responsible employee of any adviser, administrator, manager, distributor, selected dealer, appraiser or other expert, consultant or agent. The Trustees as such shall not be required to give any bond or surety or any other security for the performance of their duties.

     Section 5.3 Indemnification of Shareholders. In case any Shareholder (or former Shareholder) of any Series of the Trust shall be charged or held to be personally liable for any obligation or liability of the Trust solely by reason of being or having been a Shareholder and not because of such Shareholder's acts or omissions or for some other reason, said Series (upon proper and timely request by the Shareholder) shall assume the defense against such charge and satisfy any judgment thereon, and the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets of said Series' estate to be held harmless from and indemnified against all loss and expense arising from such liability.

     Section 5.4 Indemnification of Trustees, Officers, etc. The Trust shall indemnify (from the assets of the Trust or Series in question) each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) [hereinafter referred to as a "Covered Person"] against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, except with respect to any matter as to which it has been determined that such Covered Person (i) did not act in good faith in the reasonable belief that such Covered Person's action was in or not opposed to the best interests of the Trust or (ii) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office (either and both of the conduct described in (i) and (ii) being referred to hereafter as "Disabling Conduct"). A determination that the Covered Person is entitled to indemnification may be made by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified was not liable by reason of Disabling Conduct, (ii) dismissal of a court action or an administrative proceeding against a Covered Person for insufficiency of evidence of Disabling Conduct, or (iii) a reasonable determination, based upon a review of the facts, that the indemnitee was not liable by reason of Disabling Conduct by (a) a vote of a majority of a quorum of Trustees who are neither "interested persons" of the Trust as defined in section 2(a)(19) of the 1940 Act nor parties to the proceeding, or (b) an independent legal counsel in a written opinion. Expenses, including accountants' and counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), may be paid from time to time by the Series in question in advance of the final disposition of any such action, suit or proceeding, provided that the Covered Person shall have undertaken to repay the amounts so paid to the Series in question if it is ultimately determined that indemnification of such expenses is not authorized under this
Article V and (i) the Covered Person shall have provided security for such undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the disinterested Trustees who are not a party to the proceeding, or an independent legal counsel in a written opinion, shall have determined, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

     Section 5.5 Compromise Payment. As to any matter disposed of by a compromise payment by any such Covered Person referred to in Section 5.4, pursuant to a consent decree or otherwise, no such indemnification either for said payment or for any other expenses shall be provided unless such indemnification shall be approved (a) by a majority of the disinterested Trustees who are not parties to the proceeding or (b) by an independent legal counsel in a written opinion. Approval by the Trustees pursuant to clause (a) or by independent legal counsel pursuant to clause (b) shall not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with any of such clauses as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person's action was in or not opposed to the best interests of the Trust or to have been liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

     Section 5.6 Indemnification Not Exclusive, etc. The right of indemnification provided by this Article V shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article V, "Covered Person" shall include such person's heirs, executors and administrators; "interested Covered Person" is one against whom the action, suit or other proceeding in question or another action, suit or other proceeding on the same or similar grounds is then or has been pending or threatened, and a "disinterested" person is a person against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending or threatened. Nothing contained in this Article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

     Section 5.7 Liability of Third Persons Dealing with Trustees. No person dealing with the Trustees shall be bound to make any inquiry concerning the validity of any transaction made or to be made by the Trustees or to see to the application of any payments made or property transferred to the Trust or upon its order.

                                   ARTICLE VI

                         Shares of Beneficial Interest

     Section 6.1 Beneficial Interest. The interest of the beneficiaries hereunder shall be divided into transferable shares of beneficial interest which may be divided into one or more separate and distinct series, or classes thereof, as the Trustees from time to time create and establish. Each share shall have a par value of $.001. The number of such shares of beneficial interest authorized hereunder is unlimited. All Shares issued hereunder including, without limitation, Shares issued in connection with a dividend in Shares or a split of Shares, shall be fully paid and nonassessable.

     Section 6.2 Series Designation. The Trustees, in their discretion from time to time, may authorize the division of Shares into additional Series, each additional Series relating to a separate portfolio of investments. The following Series are hereby established and designated:

          Utility Stock Fund
          NFJ Equity Income Fund
          NFJ Diversified Low P/E Fund
          NFJ Small Cap Value Fund
          Cadence Capital Appreciation Fund
          Cadence Mid Cap Growth Fund
          Cadence Micro Cap Growth Fund
          Cadence Small Cap Growth Fund
          Columbus Circle Investors Core Equity Fund
          Columbus Circle Investors Mid Cap Equity Fund
          Columbus Circle Investors Small Cap Equity Fund
          Parametric Enhanced Equity Fund
          Parametric International Equity Fund
          Blairlogie Emerging Markets Fund
          Blairlogie International Active Fund
          Balanced Fund
          Money Market Variable Fund
          Managed Bond and Income Variable Fund
          Equity Income Variable Fund
          Diversified Low P/E Variable Fund
          Capital Appreciation Variable Fund
          Small Cap Value Variable Fund
          Mid Cap Growth Variable Fund
          Enhanced Equity Variable Fund
          International Equity Variable Fund
          Emerging Markets Variable Fund

          International Active Variable Fund

These Series shall be the only Series until additional Series are established and designated by the Trustees. Different Series may be established and designated and variations in the relative rights and preferences as between the different Series shall be fixed and determined by the Trustees; provided that all Shares shall be identical except that there may be variations between different Series as to investment policies, securities portfolios, purchase price, determination of net asset value, the price, terms and manner of redemption, special and relative rights as to dividends and on liquidation, conversion rights, and conditions under which the several Series shall have separate voting rights. All references to Shares in this Declaration shall be deemed to be shares of any or all Series as the context may require.

     The following provisions shall be applicable to all Series:

          (a) The number of Shares of each Series that may be issued shall be unlimited. The Trustees may classify or reclassify any unissued Shares or any Shares previously issued and required of any Series into one or more Series that may be established and designated from time to time. The Trustees may hold as treasury Shares (of the same or some other Series), reissue for such consideration and on such terms as they may determine, or cancel any Shares of any Series reacquired by the Trust at their discretion from time to time.

          (b) The power of the Trustees to invest and reinvest the Trust Property of each Series that has been or that may be established shall be governed by Section 3.2 of this Declaration.

          (c) All consideration received by the Trust for the issue or sale of Shares of a particular Series, together with all assets in which such consideration is invested or reinvested, all income, earnings, profits, and proceeds thereof, including any proceeds derived from the sale, exchange or liquidation of such assets, and any funds or payments derived from any reinvestment of such proceeds in whatever form the same may be, shall irrevocably belong to that Series for all purposes, subject only to the rights of creditors, and shall be so recorded upon the books of account of the Trust. In the event that there are any assets, income, earnings, profits and proceeds thereof, funds or payments which are not readily identifiable as belonging to any particular Series, the Trustees shall allocate them among any one or more of the Series established and designated from time to time in such manner and on such basis as they, in their sole discretion, deem fair and equitable. Each such allocation by the Trustees shall be conclusive and binding upon the Shareholders of all Series for all purposes.

          (d) The assets belonging to each particular Series shall be charged with the liabilities of the Trust in respect of that Series and all expenses, costs, charges and reserves attributable to that Series, and any general liabilities, expenses, costs, charges or reserves of the Trust which are not readily identifiable as belonging to any particular Series shall be allocated and charged by the Trustees to and among any one or more of the Series established and designated from time to time in such manner and on such basis as the Trustees in their sole discretion deem fair and equitable. Each allocation of liabilities, expenses, costs, charges and reserves by the Trustees shall be conclusive and binding upon the holders of all Series for all purposes. The Trustees shall have full discretion, to the extent not inconsistent with the 1940 Act, to determine which items shall be treated as income and which items as capital; and each such determination and allocation shall be conclusive and binding upon the Shareholders.

          (e) The power of the Trustees to pay dividends and make distributions with respect to any one or more Series shall be governed by
               Section 9.2 of this Trust. Dividends and distributions on Shares of a particular Series may be paid with such frequency as the Trustees may determine, which may be daily or otherwise, pursuant to a standing resolution or resolutions adopted only once or with such frequency as the Trustees may determine, to the holders of Shares of that Series, from such of the income and capital gains, accrued liabilities belonging to that Series. All dividends and distributions on Shares of a particular Series shall be distributed pro rata to the holders of that Series in proportion to the number of Shares of that Series held by such holders at the date and time of record established for the payment of such dividends or distributions.

     The establishment and designation of any additional Series of Shares shall be effective upon the execution by a majority of the then Trustees of any instrument setting forth the establishment and designation of such Series. Such instrument shall also set forth any rights and preferences of such Series which are in addition to the rights and preferences of Shares set forth in this Declaration. The Trustees may by an instrument executed by a majority of their number abolish a Series and the establishment and designation thereof. Each instrument referred to in this paragraph shall have the status of an amendment to this Declaration.

     Section 6.2.1 Class Designation. The Trustees, in their discretion, may authorize the division of the Shares of the Trust or the Shares of any Series, into two or more Classes, and the different Classes shall be established and designated, and the variations in the relative rights and preferences as between the different Classes shall be fixed and determined, by the Trustees; provided, that all Shares of the Trust or of any Series shall be identical to all other Shares of the Trust or the same Series, as the case may be, except that there may be variations between different Classes as to allocation of expenses, right of redemption, special and relative rights as to dividends, and on liquidation, conversion rights, and conditions under which the several Classes shall have separate voting rights. All references to Shares in this Declaration shall be deemed to be Shares of any or all Classes as the context may require.

     If the Trustees shall divide the Shares of the Trust or any Series into two or more Classes, the following provisions shall be applicable:

          (a) All provisions herein relating to the Trust, or any Series of the Trust, shall apply equally to each Class of Shares of the Trust or of any Series of the Trust, except as the context requires otherwise.

          (b) The number of Shares of each Class that may be issued shall be unlimited. The Trustees may classify or reclassify any unissued Shares of the Trust or any Series or any Shares previously issued and reacquired of any Class of the Trust or of any Series into one or more Classes that may be established and designated from time to time. The Trustees may hold as treasury Shares (of the same or some other Class), reissue for such consideration and on such terms as they may determine, or cancel any Shares of any Class reacquired by the Trust at their discretion from time to time.

          (c) Liabilities, expenses, costs, charges and reserves related to the distribution of, and other identified expenses that should properly be allocated to, the Shares of a particular Class may be charged to and borne solely by such Class, and the bearing of expenses solely by a Class of Shares may be appropriately reflected (in a manner determined by the Trustees) and cause differences in the net asset value attributable to, and the dividend, redemption and liquidation rights of, the

               Shares of different Classes. Each allocation of liabilities, expenses, costs, charges and reserves by the Trustees shall be conclusive and binding upon the Shareholders of all classes for all purposes.

     The establishment and designation of any Class of Shares shall be effective upon the execution of a majority of the then Trustees of an instrument setting forth such establishment and designation and the relative rights and preferences of such Class, or as otherwise provided in such instrument. The Trustees may, by an instrument executed by a majority of their number, abolish any Class and the establishment and designation thereof. Each instrument referred to in this paragraph shall have the status of an amendment to this Declaration.

     Section 6.3 Rights of Shareholders. The ownership of the Trust Property of every description and the right to conduct any business hereinbefore described are vested exclusively in the Trustees, and the Shareholders shall have no interest therein other than the beneficial interest conferred by their Shares with respect to a particular Series or Class, and they shall have no right to call for any partition or division of any property, profits, rights or interests of the Trust nor can they be called upon to share or assume any losses of the Trust, or suffer an assessment of any kind by virtue of their ownership of Shares. The Shares shall be personal property giving only the rights in this Declaration specifically set forth. The Shares shall not entitle the holder to preference, preemptive, appraisal, conversion or exchange rights (except for rights to exchange Shares of one Series for Shares of another Series or Class or rights to convert shares of one Class for shares of another Class as set forth in the Prospectus).

     Section 6.4 Trust Only. It is the intention of the Trustees to create only the relationship of Trustee and beneficiary between the Trustees and each Shareholder from time to time. It is not the intention of the Trustees to create a general partnership, limited partnership, joint stock association, corporation, bailment or any form of legal relationship other than a trust. Nothing in this Declaration shall be construed to make the Shareholders, either by themselves or with the Trustees, partners or members of a joint stock association.

     Section 6.5 Issuance of Shares. The Trustees, in their discretion, may from time to time without a vote of the Shareholders issue Shares with respect to any Series that may have been established pursuant to Section 6.2.1 or any Class that may have been established pursuant to Section 6.2.1, in addition to the then issued and outstanding Shares and Shares held in the treasury, to such party or parties and for such amount not less than the then current net asset value of said Shares and type of consideration, including cash or property, at such time or times and on such terms as the Trustee may deem best, and may in such manner acquire other assets (including the acquisition of assets subject to, and in connection with the assumption of, liabilities) and businesses. In connection with any issuance of Shares, the Trustees may issue fractional Shares. The Trustees may from time to time divide or combine the Shares of any Series or Class into a greater or lesser number without thereby changing the proportionate beneficial interests in such Series or Class of the Trust. Contributions to the Trust may be accepted for, and Shares shall be redeemed as, whole Shares and/or 1/1,000ths of a Share or multiples thereof.

     Section 6.6 Register of Shares. A register shall be kept at the Trust or the offices of any transfer agent duly appointed by the Trustees under the direction of the Trustees which shall contain the names and addresses of the Shareholders and the number of Shares (with respect to each Series and Class that may have been established) held by them respectively and a record of all transfers thereof. Separate registers shall be established and maintained for each Series and Class of the Trust. Each such register shall be conclusive as to who are the holders of the Shares of the applicable Series and Class and who shall be entitled to receive dividends or distributions or otherwise to exercise or enjoy the rights of Shareholders. No Shareholder shall be entitled to receive payment of any dividend or distribution, nor to have notice given to him as herein provided, until he has given his address to a transfer agent or such other officer or agent of the Trustees as shall keep the register for entry thereon. The Trust shall not be required to issue certificates for the Shares; however, the Trustees, in their discretion, may authorize the issuance of share certificates and promulgate appropriate rules and regulations as to their use.

     Section 6.7 Transfer Agent and Registrar. The Trustees, or an agent of the Trust selected by the Trustees, shall have power to employ a transfer agent or transfer agents, and a registrar or registrars, with respect to the Shares of the various Series and Classes. The transfer agent may keep the applicable register and record therein the original issues and transfers, if any, of the said Shares of the applicable Series and Classes. Any such transfer agent and registrar shall perform the duties usually performed by transfer agents and registrars of certificates of stock in a corporation, except as modified by the Trustees.

     Section 6.8 Transfer of Shares. Except as otherwise provided by the Trustees, Shares shall be transferable on the records of the Trust only by the record holder thereof or by his agent thereto duly authorized in writing, upon delivery to the Trustees or a transfer agent of the Trust of a duly executed instrument of transfer, together with such evidence of the genuineness of each such execution and authorization and of other matters as may reasonably be required. Upon such delivery, the transfer shall be recorded on the applicable register of the Trust. Until such record is made, the Shareholder of record shall be deemed to be the holder of such Shares for all purposes

                                                                 [LOGO of PIMCO]

PIMCO Funds: Equity Advisors Series

INVESTMENT ADVISER
  PIMCO Advisors L.P.
  840 Newport Center Drive
  Newport Beach, CA 92660

ADMINISTRATOR
  Pacific Investment Management Company
  840 Newport Center Drive, Suite 360
  Newport Beach, CA 92660

CUSTODIAN AND TRANSFER AGENT
  Investors Fiduciary Trust Company
  127 West 10th Street
  Kansas City, MO 64105

ACCOUNTANTS

  Price Waterhouse LLP

  1055 Broadway

  Kansas City, MO 64105

COUNSEL
  Dechert Price & Rhoads
  1500 K Street, N.W., Suite 500
  Washington, DC 20005

                                                                      PROSPECTUS

--------------------------------------------------------------------------------

                                                              March 1, 1996

                          PART C.  OTHER INFORMATION

Item 24.  Financial Statements and Exhibits.

     (a)  Financial Statements

          (1)  Part A
                    Financial Highlights

          (2)  Part B

                    Financial statements dated as of October 31, 1994 are incorporated by reference in the Statement of Additional Information from the Funds' Annual Report dated as of October 31, 1994, and financial statements dated as of April 30, 1995 are incorporated by reference in the Statement of Additional Information from the Funds' Semi-Annual Report dated as of April 30, 1995 and include the following:

                         Statements of Assets and Liabilities
                         Statements of Operations
                         Statements of Changes in Net Assets
                         Notes to Financial Statements
                         Financial Highlights
                         Portfolio of Investments

     (b) Exhibits (the number of each exhibit relates to the exhibit designation in Form N-1A):

          (1)(a) Agreement and Declaration of Trust(1)

             (b) Amendment to Agreement and Declaration of Trust dated October 24, 1990(2)

             (c) Amendment to Agreement and Declaration of Trust dated November 16, 1990(3)

             (d) Amendment to Agreement and Declaration of Trust dated November 29, 1990(4)

             (e) Amendment to Agreement and Declaration of Trust dated December 14, 1990(4)

             (f) Form of Amendment to Agreement and Declaration of Trust dated February 1, 1991(4)

             (g) Amendment to Agreement and Declaration of Trust dated May 9, 1991(5)

             (h) Amendment to Agreement and Declaration Trust dated August 6, 1992(6)

             (i) Amendment to Agreement and Declaration of Trust dated February 26, 1993(7)

             (j) Amended and Restated Agreement and Declaration of Trust dated May 7, 1993(8)

             (k) Amendment to Amended and Restated Agreement and Declaration of Trust dated July 15, 1993(9)

             (l) Amendment to Amended and Restated Agreement and Declaration of Trust dated October 29, 1993(10)

             (m) Amendment to Amended and Restated Agreement and Declaration of Trust dated March 4, 1994(11)

             (n) Amendment to Amended and Restated Agreement and Declaration of Trust dated August 12, 1994(12)

             (o) Amendment to Amended and Restated Agreement and Declaration of Trust dated November 7, 1994(13)

             (p) Form of Amended and Restated Agreement and Declaration of Trust as of November 28, 1995

          (2)(a)    By-Laws(1)

          (3)       Not Applicable

          (4)(a)    Specimen of Security(4)

             (b)    Form of Specimen of Security for Mid Cap Growth Portfolio(5)

             (c)    Form of Specimen of Security for Emerging Markets
                    Portfolio(6)

             (d) Form of Specimen of Security for International Diversified Portfolio(7)

             (e)    Form of Specimen of Security for Micro Cap Growth
                    Portfolio(7)

             (f)    Forms of Specimen of Security for Variable Portfolios(9)

             (g)    Form of Specimen of Security for Utility Stock Portfolio(10)

             (h) Forms of Specimen of Security for Core Equity, Mid Cap Equity, and Small Cap Equity Funds (collectively, "Columbus Circle Funds")(12)

          (5)(a)    Form of Investment Advisory Agreement(12)

             (b)    (i)       Form of Portfolio Management Agreement with
                              Pacific Mutual Life Insurance Company(12)

                    (ii) Form of Portfolio Management Agreement with Pacific Investment Management Company(12)

                    (iii) Form of Portfolio Management Agreement with NFJ Investment Group(12)

                    (iv) Form of Portfolio Management Agreement with Cadence Capital Management(12)

                    (v) Form of Portfolio Management Agreement with Parametric Portfolio Associates(12)

                    (vi) Form of Portfolio Management Agreement with Blairlogie Capital Management(12)

                    (vii) Form of Portfolio Management Agreement with Columbus Circle Investors(12)

             (c)    (i)       Form of Administration Agreement(15)

                    (ii)      Form of Sub-Administration Agreement(15)

          (6)       Form of Distribution Agreement(12)

          (7)       Not Applicable

          (8)       (i)       Form of Custody Agreement(3)

                    (ii) Form of Addendum to Custody Agreement for Strategic Allocation Portfolio(4)

                    (iii) Form of Addendum to Custody Agreement for Mid Cap Growth Portfolio(5)

                    (iv) Form of Addendum to Custody Agreement for Emerging Markets Portfolio, International Active Portfolio, and Micro Cap Growth Portfolio(7)

                    (v) Form of Addendum to Custody Agreement for Variable Portfolios(9)

                    (vi) Form of Addendum to Custody Agreement for Utility Stock Portfolio(10)

                    (vii) Form of Addendum to Custody Agreement for Columbus Circle Funds(12)

                    (viii)    Form of Assignment of Custody Agreement(15)

          (9) (a)   (i)       Form of Agency Agreement(3)

                    (ii) Form of Addendum to Agency Agreement for Strategic Allocation Portfolio(4)

                    (iii) Form of Addendum to Agency Agreement for Mid Cap Growth Portfolio(5)

                    (iv) Form of Addendum to Agency Agreement for Emerging Markets Portfolio, International Active Portfolio, and Micro Cap Growth Portfolio(7)

                    (v) Form of Addendum to Agency Agreement for Variable Portfolios(9)

                    (vi) Form of Addendum to Agency Agreement for Utility Stock Portfolio(10)

                    (vii) Form of Addendum to Agency Agreement for Columbus Circle Funds(12)

                   (viii)     Form of Assignment of Agency Agreement(15)

               (b)  Form of Service Plan for Institutional Services Shares(11)

         (10)       Opinion and Consent of Counsel(2)

         (11)       Consent of Independent Accountants

         (12)       (a)  Annual Report dated October 31, 1994(13)

                    (b)  Semi-Annual Report dated April 30, 1995(14)

         (13)       Initial Capital Agreement(2)

         (14)       Not Applicable

         (15)       Not Applicable

         (16)       Schedule of Computation of Performance(13)

         (17)       Not Applicable

         (18)       Form of Multiple Class Plan Pursuant to Rule 18f-3(15)
__________________

1 Included in the Registrant's initial Registration Statement on Form N-1A (File No. 33-36528), as filed on August 24, 1990.

2 Included in Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A (File No. 33-36528), as filed on November 2, 1990.

3 Included in Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A (File No. 33-36528), as filed on November 30, 1990.

4 Included in Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A (File No. 33-36528), as filed on February 5, 1991.

5 Included in Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A (File No. 33-36528), as filed on June 18, 1991.

6 Included in Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A (File No. 33-36528), as filed on October 30, 1992.

7 Included in Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A (File No. 33-36528), as filed on April 2, 1993.

8 Included in Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A (File No. 33-36528), as filed on July 9, 1993.

9 Included in Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A (File No. 33-36528), as filed on August 11, 1993.

10 Included in Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A (File No. 33-36528), as filed on November 4, 1993.

11 Included in Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A (File No. 33-36528), as filed on April 12, 1994.

12 Included in Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A (File No. 33-36528), as filed on October 14, 1994.

13 Included in Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A (File No. 33-36528), as filed on December 28, 1994.

14 Included in Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A (File No. 33-36528), as filed on June 28, 1995.

15 Included in Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A (File No. 33-36528), as filed on October 31, 1995.

Item 25.  Persons Controlled by or Under Common Control with Registrant.

     As of September 30, 1995, Pacific Mutual Life Insurance Company owned 68% of the outstanding shares of the Columbus Circle Investors Mid Cap Equity Fund, 30% of the Parametic Enhanced Equity Fund, and 31% of the NFJ Small Cap Value Fund; The Northern Trust Company as Trustee for Great Lakes Chemical Master Retirement Trust owned 69% of the outstanding shares of the NFJ Diversified Low P/E Fund; Pacific Financial Asset Management Corporation owned 36% of the outstanding shares of the Blairlogie International Active Fund; Charles Schwab & Company owned 35% of the outstanding shares of the Blairlogie Emerging Markets Fund; and The Bank of New York as Trustee for Melville Corporation owned 82% of the outstanding shares of the Columbus Circle Investors Core Equity Fund.

Item 26.  Number of Holders of Securities.

          As of December 26, 1995, the number of shareholders of each operational Fund was as follows:

                                                     Number of
Fund (Institutional Class)                         Record Holders
NFJ Equity Income Fund                                  219
NFJ Diversified Low P/E Fund                             31
NFJ Small Cap Value Fund                                161
Cadence Capital Appreciation Fund                       209
Cadence Mid Cap Growth Fund                             223
Cadence Micro Cap Growth Fund                            67
Cadence Small Cap Growth Fund                            49
Columbus Circle Investors Core Equity Fund              111
Columbus Circle Investors Mid Cap Equity Fund           111
Parametric Enhanced Equity Fund                         140
Blairlogie Emerging Markets Fund                        196
Blairlogie International Active Fund                    141
Balanced Fund                                            26

                                                     Number of
Fund (Administrative Class)                        Record Holders
NFJ Equity Income Fund                                   8
Cadence Mid Cap Growth Fund                              9
Columbus Circle Investors Core Equity Fund               4
Blairlogie Emerging Markets Fund                         5
Blairlogie International Active Fund                     7
NFJ Small Cap Value Fund                                 1
Cadence Small Cap Growth Fund                            1

Item 27.  Indemnification.

          Reference is made to Article 5, Section 5.4 of the Registrant's Agreement and Declaration of Trust, which is incorporated by reference herein.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Fund's Articles of Incorporation, its By-Laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by directors, officers or controlling persons or the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such directors, officers or controlling persons in connection with shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 28.  Business and Other Connections of Current Investment Adviser.

          Unless otherwise stated, the principal business address of each organization listed is 840 Newport Center Drive, Newport Beach, CA 92660.

                              PIMCO Advisors L.P.

                             Position
Name                       with Adviser       Other Affiliations
Walter E. Auch, Sr.      Member of Equity     Management
                         Board                Consultant; Former
                                              Director, Thomson
                                              Advisory Group L.P.

David B. Breed           Member of            Director, Managing
                         Operating Board      Director and Chief
                                              Executive Officer,
                                              Cadence Capital
                                              Management, Inc.;
                                              Managing Director
                                              and Chief
                                              Executive

                                              Officer, Cadence
                                              Capital Management.

Donald A. Chiboucas      Member of            Director and
                         Operating Board      President, Columbus
                                              Circle Investors
                                              Management, Inc.;
                                              Managing Director
                                              and President,
                                              Columbus Circle
                                              Investors.

William D. Cvengros      Chief Executive      None.
                         Officer and
                         President, Member
                         of Operating
                         Board, Operating
                         Committee, and
                         Equity Board

Walter B. Gerken         Member of Equity     Director of Southern
                         Board                California Edison
                                              Company; Director of
                                              Times Mirror
                                              Company; Director of
                                              Whittaker
                                              Corporation;
                                              Director of
                                              Management
                                              Compensation Group;
                                              Director of
                                              Executive Services
                                              Corps. of Southern
                                              California; Director
                                              of Automobile Club
                                              of Southern
                                              California.

William H. Gross         Member of            Director and
                         Operating Board      Managing Director,
                         and Equity Board     PIMCO Management,
                                              Inc.; Managing
                                              Director, Pacific
                                              Investment
                                              Management Company;
                                              Director and Vice
                                              President, Pacific
                                              Investment
                                              Administrative
                                              Services Co., 840
                                              Newport Center

                                              Drive, Newport
                                              Beach, CA (December
                                              1988 to present);
                                              Senior Vice
                                              President, PIMCO
                                              Funds (April 1987 to
                                              present); Director
                                              and Vice President,
                                              StocksPlus
                                              Management, Inc.,
                                              840 Newport Center
                                              Drive, Newport
                                              Beach, CA (March
                                              1987 to present).

Brent R. Harris          Member of            Director and
                         Operating Board      Managing Director,
                                              PIMCO Management,
                                              Inc.; Managing
                                              Director, Pacific
                                              Investment
                                              Management Company;
                                              Chairman of the
                                              Board and Trustee,
                                              PIMCO Funds.

Donald R. Kurtz          Member of Equity     Vice President of
                         Board                Internal Asset
                                              Management, General
                                              Motors Investment
                                              Management Corp.;
                                              Former Director,
                                              Thomson Advisory
                                              Group L.P.

Dean S. Meiling          Member of            Director and
                         Operating Board      Managing Director,
                                              PIMCO Management,
                                              Inc.; Managing
                                              Director, Pacific
                                              Investment
                                              Management Company;
                                              Vice President,
                                              StocksPlus
                                              Management, Inc.
                                              (February 1989 to
                                              present); Director,
                                              Stocksplus
                                              Management, Inc.,
                                              840 Newport Center
                                              Drive, Newport

                                              Beach, CA (March
                                              1987 to present);
                                              Vice President and
                                              Assistant Secretary,
                                              Pacific Investment
                                              Administrative
                                              Services, Co., 840
                                              Newport Center
                                              Drive, Newport
                                              Beach, CA (January
                                              1989 to present);
                                              Director, Pacific
                                              Investment
                                              Administrative
                                              Services, Co.
                                              (December 1988 to
                                              present); Vice
                                              President, PIMCO
                                              Funds (April 1987 to
                                              present).

Donald K. Miller         Member of Equity     Former Director and
                         Board                Vice Chairman,
                                              Thomson Advisory
                                              Group L.P.

James F. Muzzy           Member of            Director and
                         Operating Board      Managing Director,
                                              PIMCO Management,
                                              Inc.; Managing
                                              Director, Pacific
                                              Investment
                                              Management Company;
                                              Director and Vice
                                              President, Pacific
                                              Investment
                                              Administrative
                                              Services Co., 840
                                              Newport Center
                                              Drive, Newport
                                              Beach, CA (December
                                              1988 to present);
                                              Vice President,
                                              PIMCO Funds (April
                                              1987 to present);
                                              Director and Vice
                                              President,
                                              StocksPlus
                                              Management, Inc.,
                                              840 Newport Center
                                              Drive, Newport

                                              Beach, CA (March
                                              1987 to present).

Daniel S. Pickett        Member of            Managing Director,
                         Operating Board      Columbus Circle
                                              Investors; Director,
                                              Columbus Circle
                                              Investors
                                              Management, Inc.

William F. Podlich,      Member of            Director and
III                      Operating Board      Managing Director,
                         and Equity Board     PIMCO Management,
                                              Inc.; Managing
                                              Director, Pacific
                                              Investment
                                              Management Company;
                                              Director and
                                              President, Pacific
                                              Investment
                                              Administrative
                                              Services Co., 840
                                              Newport Center
                                              Drive, Newport
                                              Beach, CA (December
                                              1988 to present);
                                              Trustee, PIMCO
                                              Funds; President and
                                              Director, StocksPlus
                                              Management, Inc.,
                                              840 Newport Center
                                              Drive, Newport
                                              Beach, CA (March
                                              1987 to present).

William C. Powers        Member of            Director and
                         Operating Board      Managing Director,
                                              PIMCO Management,
                                              Inc.; Managing
                                              Director, Pacific
                                              Investment
                                              Management Company.


Glenn S. Schafer         Member of Equity     President and
                         Board                Director, Pacific
                                              Mutual Life
                                              Insurance Company;
                                              Chairman, Chief
                                              Executive Officer,
                                              and Director,

                                              Pacific Corinthian
                                              Life Insurance
                                              Company.

Irwin F. Smith           Member of            Chairman and
                         Operating Board,     Managing Director,
                         Operating            Columbus Circle
                         Committee, and       Investors; Director,
                         Equity Board         Columbus Circle
                                              Investors
                                              Management, Inc.

Thomas C. Sutton         Member of Equity     Chairman, Chief
                         Board                Executive Officer
                                              and Director,
                                              Pacific Mutual Life
                                              Insurance Company.

William S.               Member of            Director, Managing
Thompson, Jr.            Operating Board,     Director and Chief
                         Operating            Executive Officer,
                         Committee, and       PIMCO Management,
                         Equity Board         Inc.; Chief
                                              Executive Officer
                                              and Managing
                                              Director, Pacific
                                              Investment
                                              Management Company.

                           Cadence Capital Management
                        Exchange Place, 53 State Street,
                          Boston, Massachusetts 02109

                            Position
Name                      with Adviser        Other Affiliations
William B. Bannick      Managing Director     Director and
                        and Executive         Managing Director,
                        Vice President        Cadence Capital
                                              Management, Inc.

David B. Breed          Managing Director     Director, Managing
                        and Chief             Director and Chief
                        Executive Officer     Executive Officer,
                                              Cadence Capital
                                              Management, Inc.

                             NFJ Investment Group
                         2121 San Jacinto, Suite 1440,
                              Dallas, Texas 75201

                          Position
Name                    with Adviser      Other Affiliations
Benno J. Fischer      Managing Director   Director and
                                          Managing Director,
                                          NFJ Management, Inc.

John L. Johnson       Managing Director   Director and
                                          Managing Director,
                                          NFJ Management, Inc.

Jack C. Najork        Managing Director   Director, Managing
                                          Director and
                                          Chairman, NFJ
                                          Management, Inc.

                        Parametric Portfolio Associates
                    7310 Columbia Center, 701 Fifth Avenue,
                        Seattle, Washington  98104-7090

                          Position
Name                    with Adviser      Other Affiliations
William E.            Managing Director   Director and
Cornelius, Jr.                            Managing Director,
                                          Parametric
                                          Management, Inc.

Mark W. England-      Managing Director   Director, Managing
Markun                                    Director and Chief
                                          Executive Officer,
                                          Parametric
                                          Management, Inc.

                     Pacific Mutual Life Insurance Company
                            700 Newport Center Drive
                        Newport Beach, California 92660

                              Position
         Name               with Adviser      Other Affiliations
Thomas C. Sutton         Chairman, Chief      See above.
                         Executive Officer
                         and Director

Harry G. Bubb            Director and         None.
                         Chairman Emeritus

Richard M. Ferry         Director             President and
                                              Director, Korn/Ferry
                                              International, 1800
                                              Century Park East,
                                              Los Angeles, CA (May
                                              1980 to present);
                                              Director of Avery
                                              Dennison
                                              Corporation, 150
                                              North Orange Grove
                                              Boulevard, Pasadena,
                                              CA; Director or
                                              ConAm Management;
                                              Director of Dole
                                              Food Co.; Director
                                              of First Business
                                              Bank; Director of
                                              Management
                                              Compensation Group;
                                              Director of
                                              Northwestern
                                              Restaurants, Inc.

Donald E. Guinn          Director             Chairman Emeritus
                                              and Director,
                                              Pacific Telesis
                                              Group, 130 Kearney
                                              St., San Francisco,
                                              CA (May 1988 to
                                              present); Director
                                              of Pacific Bell;
                                              Director of The Dial
                                              Corporation;
                                              Director of Bank of
                                              America NT&SA;
                                              Director of Bank of
                                              America
                                              Corporation;

                                              Director of Pyramid
                                              Technology
                                              Corporation.

Ignacio E. Lozano,       Director             Chairman and Editor-
Jr.                                           in-Chief, La
                                              Opinion, 411 West
                                              5th Street, 12th
                                              Floor, Los Angeles,
                                              CA (September 1986
                                              to present);
                                              Director of
                                              BankAmerica
                                              Corporation;
                                              Director of Bank of
                                              America NT&SA;
                                              Director of Pacific
                                              Enterprises;
                                              Director of The Walt
                                              Disney Company.

Charles A. Lynch         Director             Chairman, Market
                                              Value Partners
                                              Company, 3000 Sand
                                              Hill Road #1-125,
                                              Menlo Park, CA
                                              (March 1990 to
                                              present); Director,
                                              Syntex Corporation,
                                              3401 Hillview
                                              Avenue, Palo Alto,
                                              CA (March 1989 to
                                              present); Director,
                                              Nordstrom, Inc.,
                                              1501 Fifth Avenue,
                                              Seattle, WA (August
                                              1985 to present);
                                              Director of Mid-
                                              Peninsula Bank;
                                              Director of
                                              Greyhound Lines,
                                              Inc.; Director of
                                              Fresh Choice, Inc.

Allen W. Mathies,        Director             President and Chief
Jr., MD                                       Executive Officer,
                                              Huntington Memorial
                                              Hospital, 100 West
                                              California
                                              Boulevard, Pasadena,
                                              CA (July 1985
                                              to

                                              present); President
                                              and Chief Executive
                                              Officer of Southern
                                              California Health
                                              Care Systems.

Charles D. Miller        Director             Director, Chairman
                                              of the Board and
                                              Chief Executive
                                              Officer, Avery
                                              Dennison
                                              Corporation, 150
                                              North Orange Grove
                                              Boulevard, Pasadena,
                                              CA (November 1983 to
                                              present); Director
                                              of Great Western
                                              Financial
                                              Corporation;
                                              Director of
                                              Nationwide Health
                                              Properties, Inc.;
                                              Director of Southern
                                              California Edison
                                              Company.

Donn B. Miller           Director             Director and
                                              President, Pearson-
                                              Sibert Oil Co. of
                                              Texas, 136 El
                                              Camino, Suite 216,
                                              Beverly Hills, CA;
                                              Director of Carter
                                              Hawley Hale Stores,
                                              Inc.; Director of
                                              Automobile Club of
                                              Southern California;
                                              Director of The
                                              Irvine Company;
                                              formerly Senior
                                              Partner, O'Melveny &
                                              Meyers, 400 South
                                              Hope Street, Suite
                                              150, Los Angeles,
                                              CA.

Susan Westerberg         Director             Dean, U.C.L.A.
Prager                                        School of Law, 405
                                              Hilgard Avenue, Los
                                              Angeles, CA (July
                                              1982 to
                                              present);

                                              Director of
                                              California
                                              Leadership.

James R. Ukropina        Director             Partner with the law
                                              firm of O'Melveney &
                                              Meyers; Director,
                                              Lockheed
                                              Corporation, 4500
                                              Park Granada Blvd.,
                                              Calabasas, CA (May
                                              1988 to present).

Raymond L. Watson        Director             Vice Chairman and
                                              Director, The Irvine
                                              Company, 550 Newport
                                              Center, Newport
                                              Beach, CA (September
                                              1986 to present);
                                              Director of The Walt
                                              Disney Company;
                                              Director of The
                                              Mitchell Energy and
                                              Development Company.

Glenn S. Schafer         President            Chairman and
                                              Director of Mutual
                                              Service Corporation
                                              and United Planner's
                                              Group, Inc.;
                                              Director of Pacific
                                              Financial Holding
                                              Company, Group
                                              Holding Company, PM
                                              Group Life Insurance
                                              Company and Pacific
                                              Corinthian Life
                                              Insurance Company.

Khanh T. Tran            Vice President       None.
                         and Treasurer

David R. Carmichael      Senior Vice          Director and General
                         President and        Counsel, Pacific
                         General Counsel      Corinthian Life
                                              Insurance Company
                                              and PM Group Life
                                              Insurance Company;
                                              Director of
                                              Association
                                              of

                                              California Life
                                              Insurance Companies.

Audrey L. Milfs          Vice President       None.
                         and Secretary

Edward R. Byrd           Vice President       None.
                         and Controller

                     Pacific Investment Management Company
                           840 Newport Center Drive,
                       Newport Beach, California  92660

                              Position
Name                        with Adviser      Other Affiliations
William S.               Chief Executive      See above.
Thompson, Jr.            Officer and
                         Managing Director

David H. Edington        Managing Director    Director, PIMCO
                                              Management, Inc.

William H. Gross         Managing Director    See above.

Dean S. Meiling          Managing Director    See above.

James F. Muzzy           Managing Director    See above.

William F. Podlich,      Managing Director    See above.
III

William C. Powers        Managing Director    See above.

John L. Hague            Managing Director    Director, PIMCO
                                              Management, Inc.

Brent R. Harris          Managing Director    See above.

Frank B.                 Managing Director    Director, PIMCO
Rabinovitch                                   Management, Inc.

                           Columbus Circle Investors
                                  Metro Center
                          One Station Place, 8th Floor
                          Stamford, Connecticut 06902

                              Position
Name                        with Adviser      Other Affiliations
Irwin F. Smith           Chairman and         Director and
                         Managing Director    Chairman, Columbus
                                              Circle Investors
                                              Management, Inc.

Donald A. Chiboucas      President and        Director and
                         Managing Director    President, Columbus
                                              Circle Investors
                                              Management, Inc.

Robert W. Fehrman        Managing Director    Director, Columbus
                                              Circle Investors
                                              Management, Inc.

Louis P. Celentano       Managing Director    Director and Vice
                                              President, Columbus
                                              Circle Investors
                                              Management, Inc.

Amy M. Hogan             Managing Director    Director, Columbus
                                              Circle Investors
                                              Management, Inc.

Daniel S. Pickett        Managing Director    Director, Columbus
                                              Circle Investors
                                              Management, Inc.

                     Blairlogie Capital Management, Limited
                         4th Floor, 125 Princes Street
                          Edinburgh EH2 4AD, Scotland

                           Position
Name                     with Adviser       Other Affiliations

Gavin R. Dobson        Chief Executive      Director, Blairlogie
                       Officer and          Holdings Limited
                       Managing Director    (U.K.)

James G.S. Smith       Chief Investment     Director, Blairlogie
                       Officer and          Holdings Limited
                       Managing Director    (U.K.)

John R.W. Stevens      Chief Operating      Director, Blairlogie
                       Officer and          Holdings Limited
                       Managing Director    (U.K.)

Item 29.  Principal Underwriters.

     (a) PIMCO Advisors Distribution Company. PIMCO Advisors Distribution Company (the "Distributor") serves as Distributor of shares of the Fund. The Distributor is a wholly-owned subsidiary of PIMCO Advisors L.P., the Investment Adviser and Administrator of the Registrant.
     (b)

                             Positions and        Positions
Name and Principal            Offices with       and Offices
Business Address*             Underwriter      with Registrant
Robert A. Prindiville       Chairman           None

John O. Leasure             President and      None
                            Chief Executive
                            Officer

Newton B. Schott, Jr.       Senior Vice        None
                            President and
                            Secretary

Andrew J. Meyers            Executive Vice     None
                            President

Samuel C. Newman            Senior Vice        None
                            President,
                            Compliance,
                            Assistant
                            Secretary

Brian F. Trumbore           Senior Vice        None
                            President

Matthew M. Russell          Vice President     None

Edward W. Janeczek          Vice President     None

Lesley Cotten               Vice President     None

Jeffrey L. Booth            Vice President     None

Paul R. Moody               Regional Vice      None
                            President

William E. Lynch            Regional Vice      None
                            President

Edward C. Ittner, Jr.       Regional Vice      None
                            President

William H. Thomas, Jr.      Regional Vice      None
                            President

Paul H. Troyer              Regional Vice      None
                            President

Thomas A. Conway            Assistant Vice     None
                            President and
                            Assistant
                            Controller

Jaishree B. Kemraj          Assistant Vice     None
                            President and
                            Assistant
                            Controller

____________________
* Principal business address for all individuals listed is One Station Place, Stamford, Connecticut 06902.

     (c)  Not Applicable.

Item 30.  Location of Accounts and Records.

          The account books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of the Fund's Transfer Agent and Custodian, Investors Fiduciary Trust Company, 21 West 10th Street, Kansas City, Missouri 64105.

Item 31.  Management Services.

          Not Applicable

Item 32.  Undertakings.

     (a)  Not Applicable.

     (b)  Not Applicable.

     (c) Registrant, if requested to do so by the holders of at least 10% of the Registrant's outstanding shares, will call a meeting of shareholders for the purpose of voting upon the question of removal of a trustee or trustees, and will assist communications among shareholders as set forth within Section 16(c) of the 1940 Act; and

     (d) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest report to shareholders, upon request and without charge.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 20 to the Registration Statement of PIMCO Advisors Institutional Funds to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Newport Beach in the State of California on the 29th day of December, 1995.

               PIMCO Advisors Institutional Funds



               By:  /s/ William D. Cvengros
                    -------------------------------------------
                    William D. Cvengros, Chairman of the Board,
                    President, and Trustee

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 20 to the Registration Statement of PIMCO Advisors Institutional Funds has been signed below by the following persons in the capacities and on the date indicated.

     Signature                Title                       Date


________________________                                12/29/95
Robert M. Brandenberger*      Treasurer (Principal
                              Financial and
                              Accounting Officer

________________________                                12/29/95
Richard L. Nelson*            Trustee



________________________                                12/29/95
Lyman W. Porter*              Trustee



________________________                                12/29/95
Alan Richards*                Trustee


*By: /s/ William D. Cvengros
     _____________________________________________
     William D. Cvengros
     Chairman of the Board, President, and Trustee
     as Attorney-in-Fact


Powers of Attorney for Messrs. Brandenberger, Nelson, Porter, Richards and Cvengros, and a certificate included pursuant to Rule 483(b) under the Securities Act of 1933, were filed as exhibits to Post-Effective Amendment No. 19 and are incorporated herein by reference.

                                  EXHIBIT LIST

Exhibit No.                              Exhibit Name
1(p)                                     Form of Amended and
                                         Restated Agreement and
                                         Declaration of Trust as
                                         of November 28, 1995

11                                       Consent of Independent
                                         Accountants